UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2003

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		June 3, 2004
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of
       this reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	97

Form 13F Information Table Value Total:	$149,820	(thousands)


List of Other Included Managers:

NONE










Voting


Value

Investment
Other
Authority
Security
Cusip
(x$1000)
Quantity
Discretion
Managers
Sole
ADMINISTAFF INC COM
007094105
$1,121
126,150
Sole
None
126,150
ALLTEL CORP COM
020039103
$933
20,134
Sole
None
20,134
AMERICAN EXPRESS CO COM
025816109
$903
20,040
Sole
None
20,040
AMERICAN INTL GROUP COM
026874107
$1,370
23,739
Sole
None
23,739
AOL TIME WARNER INC COM
00184a105
$2,455
162,450
Sole
None
162,450
BAKER HUGHES INC COM
057224107
$1,058
35,750
Sole
None
35,750
BANKAMERICA CORP NEW COM
060505104
$541
6,933
Sole
None
6,933
BEAZER HOMES USA INC COM
07556Q105
$1,992
23,600
Sole
None
23,600
BIG LOTS INC COM
089302103
$2,593
164,000
Sole
None
164,000
BJS WHOLESALE CLUB INC COM
05548J106
$1,580
81,575
Sole
None
81,575
BRIGHT HORIZON FAMILY COM
109195107
$3,466
86,750
Sole
None
86,750
BRINKER INTL INC COM
109641100
$3,162
94,795
Sole
None
94,795
BRISTOL MYERS SQUIBB COM
110122108
$257
10,000
Sole
None
10,000
BRITISH PETE PLC AMERN SH
055622104
$672
15,952
Sole
None
15,952
CAMDEN PPTY TR SH BEN INT
133131102
$2,173
56,544
Sole
None
56,544
CANADIAN NATL RY CO COM
136375102
$1,051
20,200
Sole
None
20,200
CARDINAL HEALTH
14149Y108
$2,274
38,950
Sole
None
38,950
CATERPILLAR INC DEL COM
149123101
$1,469
21,335
Sole
None
21,335
CENDANT CORP COM
151313103
$3,349
179,169
Sole
None
179,169
CENTEX CORP COM
152312104
$1,363
17,500
Sole
None
17,500
CENTURYTEL INC COM
156700106
$1,369
40,408
Sole
None
40,408
CHEVRONTEXACO CORP COM
166764100
$458
6,406
Sole
None
6,406
CISCO SYS INC COM
17275R102
$2,185
111,560
Sole
None
111,560
CITIGROUP INC COM
172967101
$1,266
27,828
Sole
None
27,828
COMCAST CORP CL A
20030n101
$2,391
77,595
Sole
None
77,595
DELPHI AUTOMOTIVE SYS CORP
COM
247126105
$203
22,392
Sole
None
22,392
DISNEY WALT CO COM
254687106
$2,583
128,075
Sole
None
128,075
DUKE REALTY INVT INC COM
NEW
264411505
$1,498
51,300
Sole
None
51,300
E M C CORP MASS COM
268648102
$281
22,245
Sole
None
22,245
EASTMAN KODAK CO COM
277461109
$1,014
48,420
Sole
None
48,420
EOG RES INC COM
26875P101
$1,984
47,540
Sole
None
47,540
EXXON CORP COM
30231G102
$843
23,043
Sole
None
23,043
FIRSTMERIT CORP COM
337915102
$2,497
100,947
Sole
None
100,947
FLUOR CORP COM
343412102
$911
24,400
Sole
None
24,400
FRANKLIN RES INC COM
354613101
$1,464
33,125
Sole
None
33,125
GATX CORP COM
361448103
$1,925
91,000
Sole
None
91,000
GENCORP INC COM
368682100
$1,549
173,052
Sole
None
173,052
GENERAL ELEC CO COM
369604103
$2,730
91,581
Sole
None
91,581
GENERAL MTRS CORP CL H
NEW
370442832
$161
11,280
Sole
None
11,280
GENERAL MTRS CORP COM
370442105
$744
18,168
Sole
None
18,168
GEORGIA PAC CORP COM GA
PAC GRP
373298108
$233
9,600
Sole
None
9,600
HALLIBURTON CO COM
406216101
$1,760
72,585
Sole
None
72,585
HARTFORD FINL SVCS COM
416515104
$558
10,600
Sole
None
10,600
HCA-THE HEALTHCARE
COMPANY
404119109
$2,398
65,047
Sole
None
65,047
HEWLETT-PACKARD
428236103
$2,226
114,954
Sole
None
114,954
HILFIGER TOMMY CORP ORD
G8915Z102
$1,517
127,350
Sole
None
127,350
HORACE MANN EDUCTR CP
COM
440327104
$1,249
86,050
Sole
None
86,050
HUFFY CORP COM
444356109
$256
42,000
Sole
None
42,000
INTEL CORP COM
458140100
$3,226
117,207
Sole
None
117,207
INTERNATIONAL BUS MACH
COM
459200101
$336
3,804
Sole
None
3,804
INTL PAPER CO COM
460146103
$304
7,801
Sole
None
7,801
ITT INDS INC IND COM
450911102
$1,245
20,800
Sole
None
20,800
J P MORGAN CHASE & CO COM
46625H100
$994
28,962
Sole
None
28,962
KENNAMETAL INC COM
489170100
$2,332
62,350
Sole
None
62,350
KIMBERLY CLARK CORP COM
494368103
$339
6,598
Sole
None
6,598
KRAMONT RLTY TR PFD D 9.50%
50075Q305
$255
10,000
Sole
None
10,000
LEHMAN BROS HLDGS INC COM
524908100
$3,099
44,860
Sole
None
44,860
LOEWS CORP COM
540424108
$897
22,224
Sole
None
22,224
LUBRIZOL CORP COM
549271104
$879
27,100
Sole
None
27,100
MERCK & CO INC COM
589331107
$3,185
62,929
Sole
None
62,929
MILLS CORP COM
601148109
$863
21,925
Sole
None
21,925
MORGAN STANLEY DEAN
WITTER & CO NEW
617446448
$412
8,164
Sole
None
8,164
MOTOROLA
620076109
$1,655
138,465
Sole
None
138,465
NATIONAL CITY CORP COM
635405103
$436
14,800
Sole
None
14,800
NATIONAL SEMICONDUCTOR
COM
637640103
$3,112
96,375
Sole
None
96,375
NATIONWIDE FINL SVCS CL A
638612101
$1,494
47,675
Sole
None
47,675
NEWFIELD EXPL CO COM
651290108
$1,124
29,138
Sole
None
29,138
NORDSON CORP COM
655663102
$1,539
59,450
Sole
None
59,450
NORDSTROM INC
655664100
$2,756
111,090
Sole
None
111,090
NORTHROP GRUMMAN CORP
COM
666807102
$2,148
24,914
Sole
None
24,914
OHIO SVGS FINL CORP COM
677502106
$574
82
Sole
None
82
OMNICARE INC COM
681904108
$1,767
49,000
Sole
None
49,000
ORACLE SYSTEMS
68389X105
$1,731
153,855
Sole
None
153,855
OWENS & MINOR INC NEW COM
690732102
$2,914
120,904
Sole
None
120,904
PFIZER INC COM
717081103
$510
16,772
Sole
None
16,772
POST PPTYS INC COM
737464107
$313
11,500
Sole
None
11,500
PROCTER & GAMBLE CO COM
742718109
$318
3,425
Sole
None
3,425
PROGRESSIVE CORP OHIO COM
743315103
$6,493
93,954
Sole
None
93,954
QUALITY DINING INC COM
74756P105
$156
56,700
Sole
None
56,700
SBC COMMUNICATIONS INC
COM
78387G103
$1,431
64,331
Sole
None
64,331
SCHLUMBERGER LTD COM
806857108
$2,552
52,735
Sole
None
52,735
SCUDDER NEW ASIA FD COM
811183102
$699
60,450
Sole
None
60,450
SIMON PPTY GROUP NEW COM
828806109
$1,859
42,658
Sole
None
42,658
ST PAUL CO
792860108
$2,682
72,437
Sole
None
72,437
STARWOOD HOTEL&RESORTS
COMBND CTF NEW
85590A203
$3,405
97,847
Sole
None
97,847
STERIS CORP COM
859152100
$2,379
103,352
Sole
None
103,352
TENET HEALTHCARE CORP COM
88033G100
$550
38,010
Sole
None
38,010
TERADYNE INC COM
880770102
$1,444
77,650
Sole
None
77,650
TETRA TECH INC NEW COM
88162G103
$2,511
125,685
Sole
None
125,685
TJX COS INC NEW COM
872540109
$557
28,700
Sole
None
28,700
TRANSOCEAN SEDCO FOREX
INC
g90078109
$1,422
71,117
Sole
None
71,117
UBS AG ORD
H8920M855
$316
5,619
Sole
None
5,619
VERIZON COMMUNICATIONS
COM
92343V104
$1,144
35,254
Sole
None
35,254
WACHOVIA CORP 2ND NEW
COM
929903102
$2,852
69,243
Sole
None
69,243
WAL-MART STORES
931142103
$292
5,220
Sole
None
5,220
WEBSENSE INC COM
947684106
$1,473
68,900
Sole
None
68,900
WILD OATS MARKETS INC COM
96808B107
$2,810
257,059
Sole
None
257,059







TOTAL PORTFOLIO

$149,820